Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 195,083,541.3
Previously Paid Amount	0
Total Fee Amount	26,941.04
Total Offset Amount	0
Net Fee	$ 26,941.04
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A